EXHIBIT 99.1

John Deere Owner Trust 2013-B

Statement to Noteholders

$257,000,000   Class A-1  0.25000%  Asset Backed Notes due September 26, 2014

$227,000,000   Class A-2  0.55%  Asset Backed Notes due January 15, 2016

$277,000,000   Class A-3  0.87%  Asset Backed Notes due August 15, 2017

$87,613,000   Class A-4  1.39%  Asset Backed Notes due December 16, 2019

$21,759,823  Asset Backed Certificates

Payment Date:				15-Oct-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$257,000,000.00
		(ii)	A-1 Note Pool Factor:	1.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$227,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$277,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$45,918,788.07
		per $1,000 original principal amount:		$178.67

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$45,918,788.07

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$73,173.61
			per $1,000 original principal amount:	$0.28

		(ii)	Class A-2 Notes:	$142,190.28
			per $1,000 original principal amount:	$0.63

		(iii)	Class A-3 Notes:	$274,460.83
			per $1,000 original principal amount:	$0.99

		(iv)	Class A-4 Notes:	$138,696.25
			per $1,000 original principal amount:	$1.58

		(v)	Total:	$628,520.97

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$882,904,684.34
		(ii)	at end of related Collection Period:	$833,984,156.08

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$870,372,823.13
		(ii)	at end of related Collection Period:	$824,454,035.06

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$211,081,211.93
		(ii)	A-1 Note Pool Factor:	0.8213277

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$227,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$277,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$1,451,310.47
	per $1,000 original principal amount:			$1.64
	(a)	Amount of Servicing Fee earned:		$1,451,310.47
	(b)	Amount of Servicing Fee paid:		$1,451,310.47
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$646,599.92
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.08%

(10)	(i)	Aggregate amount of net losses for the collection period:		$0.00
	(ii)	Cumulative amount of net losses:		$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$106,337.45
		(ii)	% of Pool Balance:	0.01%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%